Stock Options (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2017 (1)	2016
Expected Life (Years)	—	7.61
Dividend yield	—%	2.50%
Interest rate	—%	1.50%
Volatility	—%	41.32%

(1) No stock options were granted during the twelve months ended December 31, 2017.

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2016	800,502	$19.43
Plus: Options granted	—	—
Less:
Options exercised	108,885	13.34
Options expired	2,188	10.40
Options forfeited	21,263	20.62
Options outstanding at December 31, 2017	668,166	20.41	5.54	$12,887

Options fully vested and exercisable at December 31, 2017	283,472	$18.62	4.46	$5,975

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2017(1)	2016	2015
Weighted average grant date fair value of stock options granted	$—	$8.74	$9.42
Total fair value of stock options vested	$1,182,000	$1,015,000	$872,000
Total intrinsic value of stock options exercised	$2,595,000	$792,000	$781,000

(1) No stock options were granted during the twelve months ended December 31, 2017.